Derivative Instruments	12 Months Ended
Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
Derivative Instruments
6.	DERIVATIVE INSTRUMENTS

The Partnership's investment in the Master Fund is subject to the market and credit risk of financial instruments which include exchange-traded futures contracts and over-the-counter forward currency contracts. The Partnership bears the risk of loss only to the extent of the fair value of its investment in the Master Fund.

Millburn Ridgefield Corporation, as the General Partner of the Funds, has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will, in fact, succeed in doing so. The partners bear the risk of loss only to the extent of the fair value of their respective investments.

Millburn Multi-Markets Trading L.P. [Member]
Derivative Instruments
7.	DERIVATIVE INSTRUMENTS

The Partnership is party to derivative financial instruments in the normal course of its business. These financial instruments include futures and forward currency contracts which may be traded on an exchange or OTC.

The Partnership records its derivative activities on a mark-to-market basis as described in Note 2. For OTC contracts, the Partnership enters into master netting agreements with its counterparties. Therefore, assets represent the Partnership's unrealized gains, less unrealized losses for OTC contracts in which the Partnership has a master netting agreement. Similarly, liabilities represent net amounts owed to counterparties on OTC contracts.

Futures contracts are agreements to buy or sell an underlying asset or index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. Open futures contracts are revalued on a daily basis to reflect the market value of the contracts at the end of each trading day. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Partnership records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. The Partnership bears the market risk that arises from changes in the value of these financial instruments.

Forward currency contracts entered into by the Partnership represent a firm commitment to buy or sell an underlying currency at a specified value and point in time based upon an agreed or contracted quantity. The ultimate gain or loss is equal to the difference between the value of the contract at the onset and the value of the contract at settlement date.

Each of these financial instruments is subject to various risks similar to those related to the underlying financial instruments including market risk, credit risk, concentration risk and sovereign risk.

Market risk is the potential change in the value of the instruments traded by the Partnership due to market changes including interest and foreign exchange rate movements and fluctuations in futures or security prices. Market risk is directly impacted by the volatility and liquidity in the markets in which the related underlying assets are traded. The financial instruments traded by the Partnership contain varying degrees of off-balance sheet risk whereby changes in the market values of the futures and forward currency contracts and the Partnership's satisfaction of its obligations related to such market value changes may exceed the amount recognized in the Statements of Financial Condition.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange. In the case of OTC transactions, the Partnership must rely solely on the credit of the individual counterparties. The contract amounts of the forward currency and futures contracts do not represent the Partnership's risk of loss due to counterparty nonperformance. The Partnership's exposure to credit risk associated with counterparty nonperformance of these contracts is limited to the unrealized gains inherent in such contracts which are recognized in the Statements of Financial Condition plus the value of margin or collateral held by the counterparty. The amount of such credit risk was $18,514,952 and $31,950,348 at December 31, 2011 and 2010, respectively.

The General Partner has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will, in fact, succeed in doing so. The General Partner's market risk control procedures include diversification of the Partnership's portfolio and continuously monitoring the portfolio's open positions, historical volatility and maximum historical loss. The General Partner seeks to minimize credit risk primarily by depositing and maintaining the Partnership's assets at financial institutions and brokers which the General Partner believes to be creditworthy. The Partnership's trading activities are primarily with brokers and other financial institutions located in North America, Europe and Asia. All futures transactions of the Partnership are cleared by major securities firms, pursuant to customer agreements, including Barclays Capital Inc., Deutsche Bank Securities Inc. (a wholly owned subsidiary of Deutsche Bank AG), J.P. Morgan Securities, LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated and Newedge USA, LLC (a wholly owned subsidiary of Newedge Group, which is owned by Société Générale (50%) and Calyon (50%)). For all forward currency transactions, the Partnership utilizes three prime brokers: Barclays Bank PLC, Deutsche Bank AG and Morgan Stanley & Co., LLC.

The Partnership is subject to sovereign risk such as the risk of restrictions being imposed by foreign governments on the repatriation of cash and the effects of political or economic uncertainties. Net unrealized appreciation (depreciation) on futures and forward currency contracts are denominated in the Partnership's functional currency (U.S. Dollar). Cash settlement of futures and forward currency contracts is made in the local currency (settlement currency) and then translated to U.S. Dollars. Net unrealized appreciation (depreciation) on futures and forward currency contracts at December 31, 2011 and 2010, by settlement currency type, denominated in U.S. Dollars, is detailed below:

	December 31,
	2011		2010
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$586,248	7.00%	$409,632	3.08%
British pound	1,048,167	12.51	236,867	1.78
Canadian dollar	278,723	3.33	417,753	3.14
Czech koruna	73,327	0.88	(40,847)	(0.31)
Euro	1,581,405	18.88	(100,590)	(0.76)
Hong Kong dollar	(9,567)	(0.11)	165,449	1.24
Hungarian forint	84,721	1.01	9,357	0.07
Japanese yen	1,328,503	15.86	(205,060)	(1.54)
Korean won	(76,817)	(0.92)	601,359	4.52
Malaysian ringgit	-	-	240,684	1.81
Mexican peso	210	0.00	15,281	0.11
New Zealand dollar	331,118	3.95	76,227	0.57
Norwegian krone	(32,125)	(0.38)	342,134	2.57
Polish zloty	265	0.00	55,902	0.42
Romanian leu	(71,941)	(0.86)	26,278	0.20
Singapore dollar	42,706	0.51	52,824	0.40
South African rand	5,957	0.07	118,331	0.89
Swedish krona	(75,934)	(0.91)	238,833	1.79
Swiss franc	765,139	9.13	(326,784)	(2.45)
Taiwan dollar	(74,698)	(0.89)	214,590	1.61
Thai baht	3,377	0.04	5,107	0.04
Turkish lira	(27,175)	(0.32)	(367,360)	(2.76)
U.S. dollar	2,616,187	31.22	11,126,211	83.58

Total	$8,377,796	100.00%	$13,312,178	100.00%

The Derivatives and Hedging topic of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

The Partnership's market risk is influenced by a wide variety of factors, including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Partnership's open positions and the liquidity of the markets in which it trades.

The Partnership engages in the speculative trading of futures and forward contracts on agricultural commodities, currencies, energies, interest rates, metals, and stock indices. The following were the primary trading risk exposures of the Partnership at December 31, 2011 and 2010, by market sector:

Agricultural (grains, livestock and softs) — The Partnership's primary exposure is to agricultural price movements which are often directly affected by severe or unexpected weather conditions as well as supply and demand factors.

Currencies — Exchange rate risk is a principal market exposure of the Partnership. The Partnership's currency exposure is to exchange rate fluctuations that disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes as well as political and general economic conditions. The Partnership trades in a large number of currencies including cross-rates — e.g., positions between two currencies other than the U.S. dollar.

Energies — The Partnership's primary energy market exposure is to gas and oil price movements often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates — Interest rate movements directly affect the price of the sovereign bond futures positions held by the Partnership and indirectly the value of its stock index and currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Partnership's profitability. The Partnership's primary interest rate exposure is to interest rate fluctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S., and the Eurozone. However, the Partnership also may take positions in futures contracts on the government debt of other nations. The General Partner anticipates that interest rates in these industrialized countries or areas, both long-term and short-term, will remain the primary interest rate market exposure of the Partnership for the foreseeable future.

Metals — The Partnership's metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, palladium, platinum, silver, tin and zinc.

Stock Indices — The Partnership's equity exposure, through stock index futures, is to equity price risk in the major industrialized countries as well as other countries.

The Derivatives and Hedging topic of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair value of futures and forward currency contracts are first netted by the broker as discussed in Note 2. Futures and forward currency contracts in an asset or liability position are recorded in the Statements of Financial Condition as "Net unrealized appreciation on open futures and forward currency contracts" or "Net unrealized depreciation on open futures and forward currency contracts," respectively. The Partnership's policy regarding fair value measurement is discussed in Note 2.

Since the derivatives held or sold by the Partnership are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging guidance. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Partnership's trading gains and losses in the Statements of Operations.

The following table presents the fair value of open futures and forward currency contracts, held long or sold short, at December 31, 2011 and 2010. Fair value is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$438,585	$(199,972)	$898,632	$(504,487)	$632,758
Grains	875,525	(10,825)	-	(3,070,466)	(2,205,766)
Interest rates	4,286,895	(233,275)	8,850	(21,650)	4,040,820
Livestock	-	-	105,290	(48,740)	56,550
Metals	88,086	(662,804)	1,612,529	(782,824)	254,987
Softs	379,604	(279,511)	2,800,700	(372,985)	2,527,808
Stock indices	6,167	(43,100)	406,309	(831,000)	(461,624)

Total futures contracts	6,074,862	(1,429,487)	5,832,310	(5,632,152)	4,845,533

Forward currency contracts	1,756,029	(1,881,018)	5,203,785	(1,546,533)	3,532,263

Total futures and forward currency contracts	$7,830,891	$(3,310,505)	$11,036,095	$(7,178,685)	$8,377,796

Fair Value of Futures and Forward Currency Contracts at December 31, 2010

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain on Open
Sector	Gains	Losses	Gains	Losses	Positions

Futures contracts:
Energies	$1,283,210	$(232,975)	$65,500	$(682,142)	$433,593
Grains	3,257,727	(18,638)	11,863	(1,211,163)	2,039,789
Interest rates	429,605	(10,132)	25,283	(240,383)	204,373
Livestock	684,170	-	-	(636,480)	47,690
Metals	4,074,267	-	-	(362,273)	3,711,994
Softs	2,268,915	(8,210)	21,907	(587,024)	1,695,588
Stock indices	2,018,157	(445,028)	144,524	(2,090)	1,715,563

Total futures contracts	14,016,051	(714,983)	269,077	(3,721,555)	9,848,590

Forward currency contracts	5,481,832	(922,773)	1,621,068	(2,716,539)	3,463,588

Total futures and forward currency contracts	$19,497,883	$(1,637,756)	$1,890,145	$(6,438,094)	$13,312,178

The effect of trading futures and forward currency contracts is represented on the Statements of Operations for the years ended December 31, 2011 and 2010 as "Net realized gains (losses) on closed positions: Futures and forward currency contracts" and "Net change in unrealized: futures and forward currency contracts." These trading gains and losses are detailed below:

Sector	2011	2010

Futures contracts:
Energies	$(306,750)	$(2,739,964)
Grains	(6,975,535)	4,199,011
Interest rates	34,897,915	6,412,216
Livestock	(2,545,590)	(15,050)
Metals	324,021	4,412,622
Softs	1,354,132	4,303,320
Stock indices	(23,638,126)	1,149,187

Total futures contracts	3,110,067	17,721,342

Forward currency contracts	(10,514,885)	4,645,024

Total futures and forward currency contracts	$(7,404,818)	$22,366,366

For the year ended December 31, 2011, the monthly average number of futures contracts bought and sold was 21,126 and 21,561, respectively, and the monthly average notional value of forward currency contracts traded was approximately $1,062,000,000.

For the year ended December 31, 2010, the monthly average number of futures contracts bought and sold was 10,702 and 10,262, respectively, and the monthly average notional value of forward currency contracts traded was approximately $382,000,000.